INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Federal [Abstract]
Current	$ 1,822,000	$ 524,000
Deferred	(75,000)	1,194,000
Total Federal income tax component	1,747,000	1,718,000
Sate and local-current	210,000	7,000
Income tax provision	1,957,000	1,725,000
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax (in hundredths)	34.00%	34.00%
(Decrease) increase resulting from Tax-exempt income (in hundredths)	(8.10%)	(10.30%)
State tax, net of federal benefit (in hundredths)	1.60%	0.10%
Other (in hundredths)	(4.60%)	0.50%
Effective income tax rate (in hundredths)	22.90%	24.30%
Deferred tax assets [Abstract]
Deferred compensation	484,000	138,000
Allowance for loan losses, net	2,236,000	2,353,000
Stock compensation	147,000	78,000
Adjustment to record funded status of pension plan	697,000	1,462,000
Non accrual interest	209,000	333,000
Adjustment for real estate acquired thru foreclosure	0	20,000
Acquisition related	355,000	0
Net operating loss carryforward acquired	327,000	0
Other	18,000	5,000
Total deferred tax assets	4,473,000	4,389,000
Deferred tax liabilities [Abstract]
Accrued pension expense	1,721,000	1,704,000
Unrealized gain on securities available for sale	90,000	1,960,000
Prepaid expenses	51,000	151,000
Deferred loan costs	1,123,000	1,172,000
Amortization of goodwill	1,470,000	1,470,000
Fixed assets	580,000	296,000
Total deferred tax liabilities	5,035,000	6,753,000
Net deferred tax liability	(562,000)	(2,364,000)
Non recapture of bad debt deductions	5,700,000
Amount of unrecognized deferred tax liability	$ 1,900,000